PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 1,129,724	$ 1,510,586
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	2,400,000
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	1,100,000	1,300,000
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 0	$ 200,000